Goodwill and Intangible Assets - Summary of Goodwill (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Goodwill	$ 795.6
Acquisition of eOne	5.8
Goodwill	801.4
Goodwill		$ 795.6	$ 795.6	$ 795.6
Motion Picture [Member]
Goodwill	393.7
Acquisition of eOne	1.0
Goodwill	394.7
Goodwill		393.7	393.7	393.7
Television Production [Member]
Goodwill	401.9
Acquisition of eOne	4.8
Goodwill	$ 406.7
Goodwill		$ 401.9	$ 401.9	$ 401.9